Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Ivy VIP Pathfinder Aggressive
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy VIP Pathfinder Aggressive
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy VIP Pathfinder Portfolios.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 20% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy VIP Pathfinder Aggressive seeks to achieve its objective by allocating its assets among the asset classes below so that approximately 50-60% of the value of the Portfolio’s assets is in the U.S. stocks class, approximately 25-35% of the Portfolio’s assets is in the international/global stocks class, approximately 0-20% of the Portfolio’s assets is in the bonds class, and approximately 0-25% of the Portfolio’s assets is in the short-term investments class. Ivy VIP Pathfinder Aggressive implements this allocation by investing primarily in the Underlying Funds shown below. The Portfolio typically will invest in Class I shares of an Underlying Fund to the extent offered by the Underlying Fund; otherwise the Portfolio will invest in Class II shares of an Underlying Fund. The Portfolio’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		50-60%
Ivy VIP Core Equity	0-20%
Ivy VIP Growth	0-20%
Ivy VIP Mid Cap Growth	0-10%
Ivy VIP Small Cap Core	0-10%
Ivy VIP Small Cap Growth	0-10%
Ivy VIP Value	0-20%
International/Global Stocks		25-35%
Ivy VIP Global Equity Income	0-35%
Ivy VIP Global Growth	0-35%
Ivy VIP International Core Equity	0-35%
Bonds		0-20%
Ivy VIP Corporate Bond	0-20%
Ivy VIP Global Bond	0-15%
Ivy VIP High Income	0-10%
Short-Term Investments		0-25%
Ivy VIP Government Money Market	0-25%
Ivy VIP Limited-Term Bond	0-25%
Total Allocation		100%

These allocations are projections only and may be changed by Ivy Investment Management Company (IICO), the Portfolio’s investment manager, from time to time. Actual allocations are not limited to the ranges shown, and ranges may vary from those shown above. IICO monitors Ivy VIP Pathfinder Aggressive’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation to realign it with the Portfolio’s risk profile and investment strategies. IICO evaluates Ivy VIP Pathfinder Aggressive’s asset allocation on an ongoing basis in view of its risk profile and strategies. This means that allocation changes will be made as needed in the view of IICO. IICO applies a long-term investment horizon with respect to Ivy VIP Pathfinder Aggressive; therefore, allocation changes may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented U.S. and international/global stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds and U.S. government securities, and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of U.S. and foreign large cap companies, the Portfolio may have potentially significant exposure to mid cap companies and small cap companies. Large cap companies typically are companies with market capitalizations of at least $10 billion. Mid cap companies typically are companies with market capitalizations that range between $1 billion and $10 billion. Small cap companies typically are companies with market capitalizations below $3.5 billion.

		Ivy VIP Pathfinder Aggressive is intended for aggressive investors comfortable with incurring the risk associated with growth investing and investing in a high percentage of stocks, including foreign stocks, investors with long-term time horizons or investors who want to maximize long-term returns and who have a higher tolerance for possible short-term losses.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, the Portfolio is more subject to the risks associated with those investments.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market.
  The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities, including exposure to emerging markets. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees.
  Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, IICO may alter the asset allocation of the Portfolio at its discretion. A material change in the asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. IICO has the authority to select and replace Underlying Funds. IICO is subject to a potential conflict of interest in doing so because IICO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that IICO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled Additional Information about Principal Investment Strategies, Other Investments and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indexes. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum growth of capital consistent with a more aggressive level of risk as compared to the other Ivy VIP Pathfinder Portfolios. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide growth of capital consistent with a more aggressive level of risk as compared to the other Ivy VIP Pathfinder Portfolios.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indexes.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.777.6472
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 12.72% (the second quarter of 2009) and the lowest quarterly return was -15.01% (the third quarter of 2011).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to April 30, 2018, the Portfolio compared its performance to these indexes. Effective April 30, 2018, the Portfolio changed the underlying funds held by the Portfolio. Going forward, the Portfolio will show its performance compared to other, more applicable benchmark indexes and will no longer compare its performance to these indexes.
Ivy VIP Pathfinder Aggressive | Class II
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.07%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.02%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	$ 111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,329
1 Year	rr_ExpenseExampleNoRedemptionYear01	111
3 Years	rr_ExpenseExampleNoRedemptionYear03	347
5 Years	rr_ExpenseExampleNoRedemptionYear05	601
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,329
2009	rr_AnnualReturn2009	23.32%
2010	rr_AnnualReturn2010	15.53%
2011	rr_AnnualReturn2011	(4.15%)
2012	rr_AnnualReturn2012	12.18%
2013	rr_AnnualReturn2013	27.13%
2014	rr_AnnualReturn2014	4.86%
2015	rr_AnnualReturn2015	0.34%
2016	rr_AnnualReturn2016	4.80%
2017	rr_AnnualReturn2017	19.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.01%)
1 Year	rr_AverageAnnualReturnYear01	19.83%
5 Years	rr_AverageAnnualReturnYear05	10.93%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	7.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008
Ivy VIP Pathfinder Aggressive | Blended Benchmark (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	19.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	11.33%	[3]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	7.13%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008	[3]
Ivy VIP Pathfinder Aggressive | Russell 3000 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.13%
5 Years	rr_AverageAnnualReturnYear05	15.58%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008
Ivy VIP Pathfinder Aggressive | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.03%
5 Years	rr_AverageAnnualReturnYear05	7.90%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008
Ivy VIP Pathfinder Aggressive | Bloomberg Barclays U.S. Universal Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.09%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008
Ivy VIP Pathfinder Aggressive | S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%	[4]
5 Years	rr_AverageAnnualReturnYear05	15.79%	[4]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	9.70%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008	[4]
Ivy VIP Pathfinder Aggressive | Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.54%	[4]
5 Years	rr_AverageAnnualReturnYear05	2.10%	[4]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.90%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008	[4]
Ivy VIP Pathfinder Aggressive | Bloomberg Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on March 4, 2008)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.81%	[4]
5 Years	rr_AverageAnnualReturnYear05	0.23%	[4]
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.29%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 04, 2008	[4]

[1]	Acquired Fund Fees and Expenses sets forth the Portfolio’s pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio’s assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund’s most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
[3]	The Blended Benchmark is computed using a combination of 55% Russell 3000 Index + 30% MSCI EAFE Index + 15% Bloomberg Barclays U.S. Universal Bond Index.
[4]	Prior to April 30, 2018, the Portfolio compared its performance to these indexes. Effective April 30, 2018, the Portfolio changed the underlying funds held by the Portfolio. Going forward, the Portfolio will show its performance compared to other, more applicable benchmark indexes and will no longer compare its performance to these indexes.